Our financial performance by segment - Summary of performance of operating segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 55,554	$ 63,495	$ 44,611
Underlying E B I T D A	26,272	37,720	23,902
Sales of property, plant and equipment and intangible assets	0	61	45
Consolidated sales revenue/Purchases of property, plant and equipment and intangible assets	$ 6,750	7,384	6,189
Percentage of capital expenditure	100.00%
Subsidiaries
Disclosure of operating segments [Line Items]
Share of sales revenue of equity accounted units	$ 50	44	34
Other Operations
Disclosure of operating segments [Line Items]
Consolidated sales revenue	192	251	321
Underlying E B I T D A	(16)	(28)	24
Capital expenditure	53	(13)	1
Share Of Equity Accounted Units And Adjustments
Disclosure of operating segments [Line Items]
Shares of equity accounted units	(2,850)	(3,073)	(2,407)
Central pension costs, share-based payments, insurance and derivatives
Disclosure of operating segments [Line Items]
Underlying E B I T D A	377	110	117
Restructuring, project and one-off costs
Disclosure of operating segments [Line Items]
Underlying E B I T D A	(173)	(80)	(133)
Central costs
Disclosure of operating segments [Line Items]
Underlying E B I T D A	(766)	(613)	(545)
Central exploration and evaluation expenditures
Disclosure of operating segments [Line Items]
Underlying E B I T D A	(253)	(257)	(250)
Other items
Disclosure of operating segments [Line Items]
Capital expenditure	79	117	79
Gross product sales
Disclosure of operating segments [Line Items]
Share of sales revenue of equity accounted units	2,900	3,117	2,441
Operating segments | Iron Ore
Disclosure of operating segments [Line Items]
Consolidated sales revenue	30,906	39,582	27,508
Underlying E B I T D A	18,612	27,592	18,837
Capital expenditure	2,940	3,947	2,941
Operating segments | Aluminium
Disclosure of operating segments [Line Items]
Consolidated sales revenue	14,109	12,695	9,314
Underlying E B I T D A	3,672	4,382	2,152
Capital expenditure	1,377	1,300	1,009
Operating segments | Copper
Disclosure of operating segments [Line Items]
Consolidated sales revenue	6,699	7,827	4,969
Underlying E B I T D A	2,376	3,969	2,084
Capital expenditure	1,622	1,328	1,659
Operating segments | Minerals
Disclosure of operating segments [Line Items]
Consolidated sales revenue	6,754	6,481	5,170
Underlying E B I T D A	2,419	2,603	1,710
Capital expenditure	679	644	455
Operating segments | Reportable segments
Disclosure of operating segments [Line Items]
Consolidated sales revenue	58,468	66,585	46,961
Underlying E B I T D A	27,079	38,546	24,783
Capital expenditure	6,618	7,219	6,064
Inter-segment transactions
Disclosure of operating segments [Line Items]
Consolidated sales revenue	(256)	(268)	(264)
Underlying E B I T D A	$ 24	$ 42	$ (94)